Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 6,060	$ 4,750
Additions based on tax positions related to the current year	(3,301)	1,310
Balance at end of year	$ 2,759	$ 6,060